Securitisations and Covered Bonds - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
External
Disclosure Of Gross Asset Securitised [Line Items]
Internal and external issuances	£ 3,894.0	£ 4,800.0
Holmes
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	2,396.0	796.0
Cash deposits	80.0	112.0
Fosse
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	1,393.0	1,465.0
Cash deposits	108.0	108.0
Repton | External | Other asset-backed securitisation structures
Disclosure Of Gross Asset Securitised [Line Items]
Internal and external issuances	£ 550.0	£ 0.0